PIMCO Funds

Supplement Dated December 6, 2005 to the

Strategic Markets Funds Institutional and Administrative Class Prospectus

dated October 1, 2005

Disclosure relating to the All Asset Fund

PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee with respect to the All Asset Fund to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds.

Accordingly, effective April 1, 2006, the “Fees and Expenses of the Fund” section on page 8 is replaced with the following:

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder	Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses
Institutional	0.20%	None	0.05%	0.64%	0.89%
Administrative	0.20	0.25%	0.05	0.64	1.14

(1)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.05%.
(3)	Underlying Fund Expenses for the Fund are based upon the allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. For additional information, please see “Management of the Fund—Investment Adviser and Administrator—Fund of Funds Fees” in this prospectus. For a listing of the expenses associated with each Underlying Fund for the most recently completed fiscal year, please see the Fund Summaries of the Underlying Funds.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$91	$284	$493	$1,096
Administrative	116	362	628	1,386

In addition, effective April 1, 2006, the prospectus is further supplemented by replacing, in its entirety, the first paragraph of the “Fund of Funds Fees” section on page 43 with the following:

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.05%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional or Administrative Class shares, as applicable. The All Asset All Authority Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.25% and 0.05%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares, as applicable. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which each Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total amount invested in Underlying Funds. For the All Asset All Authority Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total amount invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO Funds

Supplement Dated December 6, 2005 to the

Real Return Strategy, Equity-Related and Asset Allocation Funds

Class A, B and C Prospectus

dated October 1, 2005

Disclosure relating to the All Asset Fund

PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee with respect to the All Asset Fund to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds.

Accordingly, effective April 1, 2006, the “Fees and Expenses of the Fund” section on page 7 is replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)(3)	Underlying Fund Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.20%	0.25%	0.40%	0.64%	1.49%
Class B	0.20	1.00	0.40	0.64	2.24
Class C	0.20	1.00	0.40	0.64	2.24

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.
(3)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40% per annum.
(4)	Underlying Fund Expenses for the Fund are based upon the allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. For additional information, please see “Management of the Fund—Investment Adviser and Administrator—Fund of Funds Fees” in this prospectus. For a listing of the expenses associated with each Underlying Fund for the most recently completed fiscal year, please see “Management of the Funds—Fund of Funds Fees.”

Examples. The Examples are intended to help you compare the cost of investing in Class A, B, or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$521	$828	$1,158	$2,088	$521	$828	$1,158	$2,088
Class B	577	900	1,250	2,132	227	700	1,200	2,132
Class C	327	700	1,200	2,575	227	700	1,200	2,575

In addition, effective April 1, 2006, the prospectus is further supplemented by replacing, in its entirety, the first paragraph of the “Fund of Funds Fees” section on page 29 with the following:

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.40%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class A, B and C shares, as applicable. The All Asset All Authority Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.25% and 0.40%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class A and C shares, as applicable. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which each Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total amount invested in Underlying Funds. For the All Asset All Authority Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total amount invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO Funds

Supplement Dated December 6, 2005 to the

Real Return Strategy, Equity-Related and Asset Allocation Funds

Class D Prospectus dated October 1, 2005

Disclosure relating to the All Asset Fund

PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee with respect to the All Asset Fund to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds.

Accordingly, effective April 1, 2006, the “Fees and Expenses of the Fund” section on page 6 is replaced with the following:

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held 30 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)(3)	Underlying Fund Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.20%	0.25%	0.40%	0.64%	1.49%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.
(3)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40% per annum.
(4)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. For additional information, please see “Management of the Fund—Investment Adviser and Administrator—Fund of Funds Fees” in this prospectus. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Management of the Funds—Fund of Funds Fees.”

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$152	$471	$813	$1,779

In addition, effective April 1, 2006, the prospectus is further supplemented by replacing, in its entirety, the first paragraph of the “Fund of Funds Fees” section on page 31 with the following:

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.65%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class D shares, as applicable. The All Asset All Authority Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.25% and 0.65%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class D shares, as applicable. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which each Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total amount invested in Underlying Funds. For the All Asset All Authority Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total amount invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.